Deposits	12 Months Ended
Dec. 31, 2011
Banking and Thrift [Abstract]
Deposits
Note  8.   Deposits

Deposits at December 31, 2011 and 2010 consisted of the following:

	2011	2010
	(Amounts in thousands)

Demand deposits, noninterest-bearing	$31,146	$23,168
Demand deposits, interest-bearing	19,307	14,065
Money market deposits	92,576	94,622
Savings deposits	213,411	166,742
Time deposits of $100,000 or more	108,598	109,214
Other time deposits	146,867	126,742
Brokered time deposits	22,950	70,169
Total deposits	$634,855	$604,722

Scheduled maturities of certificates of deposit at December 31, 2011 are as follows:

Years Ending December 31,	(Amounts in thousands)

2012	$186,579
2013	75,439
2014	8,734
2015	3,224
2016	4,439
Thereafter	-
Total	$278,415

Deposits from related parties totaled approximately $6,705,000 and $6,849,000 at December 31, 2011 and 2010, respectively.